OPERATING SEGMENTS - Information about Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	$ 6,684.8	$ 5,952.9
Assets	8,422.8	7,117.2
Liabilities	3,250.5	2,897.3
Additions other than through business combinations, property, plant and equipment	273.7	331.7
Property, plant and equipment (Note 22)	6,684.8	5,952.9
Assets	8,422.8	7,117.2
Liabilities	3,250.5	2,897.3
Additions other than through business combinations, property, plant and equipment	273.7	331.7
Operating segments | Canadian Malartic Corporation [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	1,059.5	1,082.9
Assets	1,638.1	1,646.2
Liabilities	458.3	415.7
Additions other than through business combinations, property, plant and equipment	74.8	82.7
Property, plant and equipment (Note 22)	1,059.5	1,082.9
Assets	1,638.1	1,646.2
Liabilities	458.3	415.7
Additions other than through business combinations, property, plant and equipment	74.8	82.7
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	897.7	917.6
Assets	936.4	952.7
Liabilities	273.1	269.0
Additions other than through business combinations, property, plant and equipment	43.4	61.7
Property, plant and equipment (Note 22)	897.7	917.6
Assets	936.4	952.7
Liabilities	273.1	269.0
Additions other than through business combinations, property, plant and equipment	43.4	61.7
Operating segments | Cerro Moro [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	457.8	866.1
Assets	550.0	955.5
Liabilities	79.2	112.3
Additions other than through business combinations, property, plant and equipment	48.9	43.4
Property, plant and equipment (Note 22)	457.8	866.1
Assets	550.0	955.5
Liabilities	79.2	112.3
Additions other than through business combinations, property, plant and equipment	48.9	43.4
Operating segments | El Peñón [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	1,111.0	571.2
Assets	1,168.0	612.5
Liabilities	407.3	210.5
Additions other than through business combinations, property, plant and equipment	47.8	49.7
Property, plant and equipment (Note 22)	1,111.0	571.2
Assets	1,168.0	612.5
Liabilities	407.3	210.5
Additions other than through business combinations, property, plant and equipment	47.8	49.7
Operating segments | Minera Florida Ltda.
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	296.1	292.6
Assets	322.2	317.1
Liabilities	108.6	94.0
Additions other than through business combinations, property, plant and equipment	39.5	34.3
Property, plant and equipment (Note 22)	296.1	292.6
Assets	322.2	317.1
Liabilities	108.6	94.0
Additions other than through business combinations, property, plant and equipment	39.5	34.3
Operating segments | Other mines (ii)
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	0.0	0.0
Assets	0.0	0.0
Liabilities	0.0	0.0
Additions other than through business combinations, property, plant and equipment	0.0	35.8
Property, plant and equipment (Note 22)	0.0	0.0
Assets	0.0	0.0
Liabilities	0.0	0.0
Additions other than through business combinations, property, plant and equipment	0.0	35.8
Operating segments | Corporate And Other1 [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	2,862.7	2,222.5
Assets	3,808.1	2,633.2
Liabilities	1,924.0	1,795.8
Additions other than through business combinations, property, plant and equipment	19.3	24.1
Property, plant and equipment (Note 22)	2,862.7	2,222.5
Assets	3,808.1	2,633.2
Liabilities	1,924.0	1,795.8
Additions other than through business combinations, property, plant and equipment	19.3	24.1
Aqua Rica | Investment property under construction or development
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)		1,151.1
Assets		1,156.5
Liabilities		(269.4)
Property, plant and equipment (Note 22)		1,151.1
Assets		1,156.5
Liabilities		$ (269.4)
Minera Agua Rica Alumbrera Ltd | Investment property under construction or development
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	1,856.4
Assets	2,109.7
Liabilities	(429.2)
Property, plant and equipment (Note 22)	1,856.4
Assets	2,109.7
Liabilities	$ (429.2)